Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net loss for the period	$ (42,011)	$ (29,447)	$ (57,018)	$ (22,658)
Adjustment to reconcile net loss to net cash used in operating activities:
Bad debt expense	0	0	0	6,880
Gain on sale of property and equipment	(4,405)	0	0	0
Changes in operating assets and liabilities:
Accounts receivable	(1,040)	325	365	(665)
Prepaid expenses and other current assets	0	2,800	2,800	0
Security deposits	0	(3,075)	(3,075)	0
Deferred revenue	0	(1,200)	(1,200)	(23,994)
Accounts payable and accrued liabilities	2,276	(7,586)	(9,101)	8,917
Net Cash Used In Operating Activities	(45,180)	(38,183)	(67,229)	(31,520)
Cash Flows From Investing Activities
Proceeds from sale of property and equipment	4,405	0	0	0
Net Cash Provided By Investing Activities	4,405	0	0	0
Financing Activities
Proceeds from notes payable	35,000	55,000	75,000	0
Principal payments on related party debt	0	(4,610)	(4,610)	(2,000)
Net Cash Provided By Financing Activities	35,000	50,390	70,390	(2,000)
Increase (decrease) in Cash	(5,775)	12,207	3,161	(33,520)
Cash - Beginning of Period	5,899	2,738	2,738	36,258
Cash - End of Period	124	14,945	5,899	2,738
Supplemental Disclosures:
Income taxes paid	4,576	5,877	10,263	12,360
Interest paid	$ 50	$ 750	$ 2,110	$ 0